Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Schedule of the Company's subsidiaries

The table below list the Company’s subsidiaries:

				Direct and indirect
				interest
Name	Main activities	Location	Investment type	2021	2020
Vitru Brasil Empreendimentos, Participações e Comércio S.A	Continuing education courses	Florianópolis - SC	Subsidiary	100%	100%
UNIASSELVI - Sociedade Educacional Leonardo da Vinci S/S Ltda	Digital education, on-campus undergraduate and continuing education courses	Indaial - SC	Subsidiary	100%	100%
UNIVINCI - Sociedade Educacional do Vale do Itapocu S/S Ltda.	On-campus undergraduate and continuing education courses	Guaramirim - SC	Subsidiary	100%	100%
FAIR Educacional Ltda.	On-campus undergraduate and continuing education courses	Rondonópolis - MT	Subsidiary	100%	100%
FAC Educacional Ltda.	On-campus undergraduate and continuing education courses	Cuiabá - MS	Subsidiary	100%	100%

Schedule of annual average rate of depreciation

Land is not depreciated. Depreciation of other assets is calculated using the straight-line method to reduce their cost to their residual value over their estimated useful lives, as follows:

Annual average rate
Buildings	4%
IT equipment	20%
Furniture, fittings and facilities	10%
Leasehold improvements	4% - 10%
Library	10%